Derivative financial instruments, Analysis (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Derivative financial instruments [Abstract]
Hedging instruments assets	$ 24,625	$ 47,925
Hedging instruments liabilities	1,939	276
Derivative financial instruments, assets	24,625	47,925
Derivative financial instruments, liabilities	1,939	276
Derivative financial instruments assets non current	12,024	35,023
Derivative financial instruments liabilities non current	0	0
Derivative financial instruments assets current	12,601	12,902
Derivative financial instruments liabilities current	1,939	276
Interest Rate Swaps [Member] | Cash Flow Hedges [Member]
Derivative financial instruments [Abstract]
Hedging instruments assets	22,935	45,964
Hedging instruments liabilities	0	0
Forward Freight Agreements [Member]
Derivative financial instruments [Abstract]
Non-hedging instrument, assets	1,690	1,512
Non-hedging instrument, liabilities	891	276
Forward Foreign Exchange Contracts [Member]
Derivative financial instruments [Abstract]
Non-hedging instrument, assets	0	449
Non-hedging instrument, liabilities	$ 1,048	$ 0